245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 30, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319
Fidelity High Dividend ETF
Fidelity Dividend ETF for Rising Rates
Fidelity Low Volatility Factor ETF
Fidelity Momentum Factor ETF
Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Fidelity MSCI Telecommunication Services Index ETF
Fidelity MSCI Utilities Index ETF
Fidelity Quality Factor ETF
Fidelity Value Factor ETF
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust